UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-6383

        Nuveen Michigan Quality Income Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois, 60606
Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois, 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            07/31

Date of reporting period:          10/31/04

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Michigan Quality Income Municipal Fund, Inc. (NUM)
October 31, 2004

Principal		Optional Call		Market
Amount (000)	Description(1)	Provisions*	Ratings**	Value

	Education and Civic Organizations - 8.4% (5.6% of Total Investments)

$1,720	Ferris State College, Michigan, General Revenue Bonds, Series 1998, 5.000%, 10/01/23 - AMBAC	4/08 at 100.00	AAA	$ 1,807,359
	Insured

1,685	Michigan Higher Education Facilities Authority, Limited Obligation Revenue Refunding Bonds,	9/11 at 100.00	Aaa	1,895,945
	Kettering University, Series 2001, 5.500%, 9/01/17 - AMBAC Insured

1,500	Michigan Higher Education Student Loan Authority, Revenue Bonds, Series 2000 XII-T, 5.300%,	No Opt. Call	AAA	1,629,435
	9/01/10 (Alternative Minimum Tax) - AMBAC Insured

1,000	Michigan Higher Education Student Loan Authority, Revenue Bonds, Series 2002 XVII-G, 5.200%,	9/12 at 100.00	AAA	1,054,120
	9/01/20 (Alternative Minimum Tax) - AMBAC Insured

	Michigan Technological University, General Revenue Bonds, Series 2004A:
1,060	5.000%, 10/01/21 - MBIA Insured	10/13 at 100.00	AAA	1,133,511
1,115	5.000%, 10/01/22 - MBIA Insured	10/13 at 100.00	AAA	1,185,457
1,170	5.000%, 10/01/23 - MBIA Insured	10/13 at 100.00	AAA	1,235,894

	Wayne State University, Michigan, General Revenue Bonds, Series 1999:
3,430	5.250%, 11/15/19 - FGIC Insured	11/09 at 101.00	AAA	3,812,617
1,000	5.125%, 11/15/29 - FGIC Insured	11/09 at 101.00	AAA	1,040,680

1,000	Western Michigan University, General Revenue Refunding Bonds, Series 2003, 5.000%, 11/15/20 - MBIA	11/13 at 100.00	AAA	1,076,430
	Insured

	Healthcare - 18.5% (12.4% of Total Investments)

2,900	Dearborn Hospital Finance Authority, Michigan, Economic Development Corporation, Hospital Revenue	11/05 at 102.00	AAA	3,051,931
	Bonds, Oakwood Obligated Group, Series 1995A, 5.875%, 11/15/25 - FGIC Insured

1,235	Hancock Hospital Finance Authority, Michigan, FHA-Insured Mortgage Hospital Revenue Bonds, Portage	8/08 at 100.00	AAA	1,268,506
	Health System Inc., Series 1998, 5.450%, 8/01/47 - MBIA Insured

3,500	Kent Hospital Finance Authority, Michigan, Revenue Bonds, Spectrum Health, Series 2001A, 5.250%,	7/11 at 101.00	AA	3,696,035
	1/15/21

1,882	Michigan State Hospital Finance Authority, Collateralized Loan, Detroit Medical Center, Series	No Opt. Call	Baa2	1,896,977
	2001, 7.360%, 4/01/07

1,500	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Henry Ford Health	3/13 at 100.00	A1	1,641,795
	System, Series 2003A, 5.625%, 3/01/17

1,000	Michigan State Hospital Finance Authority, Revenue Refunding Bonds, OSF Healthcare System, Series	11/09 at 101.00	A	1,078,460
	1999, 6.125%, 11/15/19

1,700	Michigan State Hospital Finance Authority, Revenue and Refunding Bonds, Mercy Health Services Obligated	8/09 at 101.00	AAA	1,911,837
	Group, Series 1999X, 5.750%, 8/15/19 - MBIA Insured

	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Mercy Mount Clemens
	Corporation Obligated Group, Series 1999A:
3,385	5.750%, 5/15/17 - MBIA Insured	5/09 at 101.00	AAA	3,788,086
500	5.750%, 5/15/29 - MBIA Insured	5/09 at 101.00	AAA	543,520

2,700	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Detroit Medical Center Obligated	8/08 at 101.00	Ba3	2,104,326
	Group, Series 1998A, 5.250%, 8/15/28

1,000	Michigan State Hospital Finance Authority, Hospital Revenue and Refunding Bonds, Memorial Healthcare	11/09 at 101.00	BBB	1,025,440
	Center Obligated Group, Series 1999, 5.875%, 11/15/21

5,000	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Henry Ford Health System, Series	11/09 at 101.00	A1	5,334,150
	1999A, 6.000%, 11/15/24

5,500	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont Hospital,	11/11 at 100.00	AAA	5,706,195
	Series 2001M, 5.250%, 11/15/31 - MBIA Insured

2,195	University of Michigan, Medical Service Plan Revenue Bonds, Series 1991, 0.000%, 12/01/10	No Opt. Call	AA	1,791,603

	Housing/Multifamily - 5.4% (3.6% of Total Investments)

2,675	Michigan Housing Development Authority, FNMA Limited Obligation Multifamily Housing Revenue Bonds,	12/20 at 101.00	AAA	2,874,876
	Parkview Place Apartments, Series 2002A, 5.550%, 12/01/34 (Alternative Minimum Tax)

1,800	Michigan Housing Development Authority, FNMA Enhanced Limited Obligation Multifamily Revenue Bonds,	9/15 at 100.00	Aaa	1,852,128
	Renaissance Apartments, Series 2002, 5.500%, 8/01/35 (Alternative Minimum Tax)

3,115	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 1995B, 6.150%,	6/05 at 102.00	AAA	3,211,721
	10/01/15 - MBIA Insured

2,110	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 1999A, 5.300%,	4/09 at 101.00	AAA	2,154,648
	10/01/37 (Alternative Minimum Tax) - MBIA Insured

	Housing/Single Family - 0.6% (0.4% of Total Investments)

1,000	Michigan Housing Development Authority, Single Family Mortgage Revenue Bonds, Series 2001, 5.300%,	1/11 at 100.00	AAA	1,062,610
	12/01/16 (Alternative Minimum Tax) - MBIA Insured

	Long-Term Care - 1.7% (1.2% of Total Investments)

3,300	Michigan State Hospital Finance Authority, Revenue Bonds, Presbyterian Villages of Michigan	1/07 at 102.00	N/R	3,050,058
	Obligated Group, Series 1997, 6.375%, 1/01/25

200	Michigan Strategic Fund, Limited Obligation Revenue Refunding Bonds, Porter Hills Presbyterian	7/08 at 101.00	BBB+	200,270
	Village, Series 1998, 5.375%, 7/01/28

	Materials - 0.9% (0.6% of Total Investments)

1,750	Dickinson County Economic Development Corporation, Michigan, Pollution Control Revenue Bonds,	11/14 at 100.00	BBB	1,762,582
	International Paper Company Projects, Series 2004A, 4.800%, 11/01/18

	Tax Obligation/General - 44.0% (29.5% of Total Investments)

	Allegan County Public School District, Michigan, General Obligation Bonds, Series 2000:
1,850	5.600%, 5/01/20 - FSA Insured	5/10 at 100.00	AAA	2,061,621
1,435	5.750%, 5/01/30 - FSA Insured	5/10 at 100.00	AAA	1,597,686

	Anchor Bay School District, Macomb and St. Clair Counties, Michigan, Unlimited Tax General
	Obligation Refunding Bonds, Series 2001:
2,500	5.000%, 5/01/21	5/11 at 100.00	AA+	2,630,975
4,200	5.000%, 5/01/29	5/11 at 100.00	AA+	4,289,964

1,000	Anchor Bay School District, Macomb and St. Clair Counties, Michigan, General Obligation Refunding	5/12 at 100.00	AA+	1,036,380
	Bonds, Series 2002, 5.000%, 5/01/25

1,000	Belding School District, Ionia, Kent and Montcalm Counties, Michigan, General Obligation Refunding	5/08 at 100.00	AAA	1,036,840
	Bonds, Series 1998, 5.000%, 5/01/26 - AMBAC Insured

1,200	Birmingham, Michigan, General Obligation Bonds, Series 2002, 5.000%, 10/01/20	10/12 at 100.50	AAA	1,287,252

1,320	Bridgeport Spaulding Community School District, Saginaw County, Michigan, General Obligation Bonds,	5/12 at 100.00	AA+	1,495,732
	Series 2002, 5.500%, 5/01/16

2,110	Caledonia Community Schools, Kent, Allegan and Barry Counties, Michigan, General Obligation Bonds,	5/13 at 100.00	AA+	2,297,769
	Series 2003, 5.250%, 5/01/20

1,000	Charlotte Public School District, Easton County, Michigan, General Obligation Unlimited Tax School	5/09 at 100.00	AAA	1,066,520
	Building and Site Bonds, Series 1999, 5.250%, 5/01/25 - FGIC Insured

2,000	Clarkston Community Schools, Michigan, General Obligation Bonds, School Bond Loan Fund - QSBLF,	5/07 at 100.00	AAA	2,115,620
	Series 1997, 5.250%, 5/01/23 - MBIA Insured

1,195	Detroit, Michigan, General Obligation Bonds, Series 2004A-1, 5.250%, 4/01/24 - AMBAC Insured	4/14 at 100.00	AAA	1,285,509

2,000	Detroit City School District, Wayne County, Michigan, General Obligation Bonds, Series 2002A,	No Opt. Call	AAA	2,458,180
	6.000%, 5/01/19 - FGIC Insured

1,000	East China School District, St. Clair County, Michigan, General Obligation Bonds, Series 2001,	11/11 at 100.00	AA+	1,125,220
	5.500%, 5/01/20

1,065	Edwardsburg Public Schools, Cass County, Michigan, General Obligation Bonds, Series 2004, 5.000%,	5/14 at 100.00	AAA	1,131,637
	5/01/22 (WI, settling 11/16/04) - FSA Insured

	Fitzgerald Public School District, Macomb County, Michigan, General Obligation Bonds, Series 2004B:
1,150	5.000%, 5/01/16 (WI, settling 11/17/04) - AMBAC Insured	11/14 at 100.00	AAA	1,271,509
2,100	5.000%, 5/01/17 (WI, settling 11/17/04) - AMBAC Insured	11/14 at 100.00	AAA	2,301,747

1,085	Freeland Community School District, Saginaw, Midland and Bay Counties, Michigan, General	5/10 at 100.00	AA+	1,199,055
	Obligation Bonds, Series 2000, 5.250%, 5/01/19

3,300	Grand Ledge Public Schools, Eaton, Clinton and Ionia Counties, Michigan, General Obligation	5/05 at 102.00	AAA	3,412,893
	Refunding Bonds, Series 1995, 5.375%, 5/01/24 - MBIA Insured

	Grand Rapids and Kent County Joint Building Authority, Michigan, Limited Tax General Obligation
	Bonds, Devos Place Project, Series 2001:
8,900	0.000%, 12/01/25	No Opt. Call	AAA	3,125,591
3,000	0.000%, 12/01/26	No Opt. Call	AAA	987,570

1,400	Howell Public Schools, Livingston County, Michigan, General Obligation Bonds, Series 2003, 5.000%,	11/13 at 100.00	AA+	1,492,456
	5/01/21

1,500	Huron Valley School District, Oakland and Livingston Counties, Michigan, General Obligation Bonds,	11/11 at 100.00	AA+	1,689,915
	Series 2001, 5.500%, 5/01/17

1,065	Jackson Public Schools, Jackson County, Michigan, General Obligation School and Site Bonds, Series	5/14 at 100.00	AAA	1,135,940
	2004, 5.000%, 5/01/22 - FSA Insured

2,000	Lake Fenton Community Schools, Genesee County, Michigan, General Obligation Bonds, Series 2002,	5/12 at 100.00	AA+	2,081,840
	5.000%, 5/01/24

725	Lake Orion Community School District, Oakland County, Michigan, Unlimited Tax General Obligation	5/05 at 101.00	AAA	743,836
	Refunding Bonds, Series 1995, 5.500%, 5/01/20 - AMBAC Insured

1,790	Lansing Building Authority, Michigan, General Obligation Bonds, Series 2003A, 5.000%, 6/01/26 -	6/13 at 100.00	AAA	1,858,915
	MBIA Insured

1,785	Livonia Public Schools, Wayne County, Michigan, General Obligation Bonds, Series 2004A, 5.000%,	5/14 at 100.00	AAA	1,915,501
	5/01/21 - MBIA Insured

4,000	Michigan, General Obligation Bonds, Environmental Protection Program, Series 2003A, 5.250%,	5/13 at 100.00	AA+	4,398,320
	5/01/20

4,300	Montcalm County Building Authority, Michigan, Correctional Facility Improvement General Obligation	5/10 at 100.00	AAA	4,595,883
	Bonds, Series 2000, 5.250%, 5/01/25 - AMBAC Insured

2,500	Montrose School District, Michigan, School Building and Site Bonds, Series 1997, 6.000%, 5/01/22 -	No Opt. Call	AAA	3,059,125
	MBIA Insured

1,255	Morenci Area Schools, Lenawee County, Michigan, General Obligation Bonds, Series 2002, 5.250%,	5/12 at 100.00	AAA	1,387,264
	5/01/19 - MBIA Insured

1,625	Northville Public Schools, Wayne County, Michigan, General Obligation Bonds, Series 2001, 5.375%,	11/11 at 100.00	AA+	1,817,124
	5/01/18

1,000	Oakland County Building Authority, Michigan, General Obligation Bonds, Series 2002, 5.125%,	9/11 at 100.00	AAA	1,058,520
	9/01/22

1,225	Paw Paw Public School District, Van Buren, Michigan, General Obligation Refunding Bonds, Series	No Opt. Call	AAA	1,358,623
	1998, 5.000%, 5/01/21 - FGIC Insured

4,200	Puerto Rico, Public Improvement General Obligation Refunding Bonds, Series 2001A, 5.500%, 7/01/20 -	No Opt. Call	AAA	4,974,060
	MBIA Insured

685	Reeths-Puffer Schools, Muskegon County, Michigan, School Building and Site Refunding Bonds, Series	5/05 at 101.00	AAA	705,125
	1995, 5.750%, 5/01/15 - FGIC Insured

2,500	Taylor Building Authority, Wayne, Michigan, Limited Tax General Obligation Bonds, Series 2000,	3/10 at 100.00	AAA	2,724,750
	5.125%, 3/01/17 - AMBAC Insured

1,050	Warren Consolidated School District, Macomb and Oakland Counties, Michigan, General Obligation	11/11 at 100.00	AAA	1,174,698
	Bonds, Series 2001, 5.375%, 5/01/19 - FSA Insured

1,980	Washtenaw County Building Authority, Michigan, Limited Tax General Obligation Bonds, Series 1999,	9/07 at 100.00	AAA	2,140,598
	5.400%, 9/01/17 - FGIC Insured

1,125	Whitehall District Schools, Muskegon County, Michigan, General Obligation Bonds, Series 2001,	11/11 at 100.00	AA+	1,267,436
	5.500%, 5/01/17

1,725	Williamston Community School District, Michigan, Unlimited Tax General Obligation QSBLF Bonds,	No Opt. Call	AAA	1,983,405
	Series 1996, 5.500%, 5/01/25 - MBIA Insured

	Tax Obligation/Limited - 22.3% (14.9% of Total Investments)

1,800	Dearborn Heights Tax Increment Financing Authority, Wayne County, Michigan, Limited Tax General	10/10 at 100.00	AAA	1,867,680
	Obligation Bonds, Police and Courthouse Facility Project, Series 2001A, 5.000%, 10/01/26 - MBIA
	Insured

1,000	Grand Rapids Building Authority, Kent County, Michigan, Limited Tax General Obligation Bonds,	No Opt. Call	AA	1,123,650
	Series 1998, 5.000%, 4/01/16

1,145	Grand Rapids Building Authority, Kent County, Michigan, Limited Tax General Obligation Bonds,	10/11 at 100.00	AAA	1,193,204
	Series 2001, 5.125%, 10/01/26 - MBIA Insured

1,100	Michigan Municipal Bond Authority, Clean Water Revolving Fund Revenue Refunding Bonds, Series 2002,	10/12 at 100.00	AAA	1,227,314
	5.250%, 10/01/18

75	Michigan Municipal Bond Authority, Local Government Loan Program Revenue Sharing Bonds, Series	11/04 at 100.00	A	75,278
	1992D, 6.650%, 5/01/12

4,210	Michigan Municipal Bond Authority, Clean Water Revolving Fund Revenue Bonds, Series 2004, 5.000%,	10/14 at 100.00	AAA	4,593,321
	10/01/19

	Michigan State Building Authority, Revenue Refunding Bonds, Facilities Program, Series 2003II:
5,100	5.000%, 10/15/22 - MBIA Insured	10/13 at 100.00	AAA	5,423,544
5,000	5.000%, 10/15/23 - MBIA Insured	10/13 at 100.00	AAA	5,282,700

	Michigan, Certificates of Participation, Series 2000:
2,000	5.500%, 6/01/19 - AMBAC Insured	6/10 at 100.00	AAA	2,225,520
2,000	5.500%, 6/01/27 - AMBAC Insured	6/10 at 100.00	AAA	2,173,460

1,000	Michigan State Trunk Line, Fund Bonds, Series 2001A, 5.000%, 11/01/25	11/11 at 100.00	AAA	1,036,140

3,500	Michigan State Trunk Line, Fund Refunding Bonds, Series 2002, 5.250%, 10/01/21 - FSA Insured	10/12 at 100.00	AAA	3,788,260

1,100	Muskegon County, Michigan, Limited Tax General Obligation Wastewater Management System 2 Revenue	7/11 at 100.00	AAA	1,132,923
	Bonds, Series 2002, 5.000%, 7/01/26 - FGIC Insured

4,100	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 1996Y, 5.500%,	7/16 at 100.00	A	4,468,057
	7/01/36

915	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 2002E, 6.000%,	No Opt. Call	BBB+	1,077,971
	8/01/26

5,000	Wayne County, Michigan, Limited Tax General Obligation Airport Hotel Revenue Bonds, Detroit	12/11 at 101.00	AAA	5,294,600
	Metropolitan Wayne County Airport, Series 2001A, 5.000%, 12/01/21 - MBIA Insured

	Transportation - 0.6% (0.4% of Total Investments)

1,000	Capital Region Airport Authority, Michigan, Revenue Refunding Bonds, Series 2002, 5.250%, 7/01/21	7/12 at 100.00	AAA	1,055,780
	(Alternative Minimum Tax) - MBIA Insured

	U.S. Guaranteed *** - 25.5% (17.1% of Total Investments)

2,190	Anchor Bay School District, Macomb and St. Clair Counties, Michigan, General Obligation Bonds,	5/09 at 100.00	AAA	2,506,148
	Series 1999I, 6.000%, 5/01/29 (Pre-refunded to 5/01/09) - FGIC Insured

250	Puerto Rico, The Children's Trust Fund, Tobacco Settlement Asset-Backed Bonds, Series 2000,	7/10 at 100.00	AAA	272,853
	5.750%, 7/01/20 (Pre-refunded to 7/01/10)

1,000	Detroit, Michigan, Sewerage Disposal System Revenue Bonds, Series 1999A, 5.875%, 7/01/27	1/10 at 101.00	AAA	1,155,990
	(Pre-refunded to 1/01/10) - FGIC Insured

	Detroit, Michigan, Sewerage Disposal System Revenue Bonds, Series 1997A:
950	5.500%, 7/01/20 (Pre-refunded to 7/01/07) - MBIA Insured	7/07 at 101.00	AAA	1,043,119
2,050	5.500%, 7/01/20 (Pre-refunded to 7/01/07) - MBIA Insured	7/07 at 101.00	AAA	2,250,941

2,000	Detroit, Michigan, Senior Lien Water Supply System Revenue Bonds, Series 1999A, 5.750%, 7/01/26	1/10 at 101.00	AAA	2,300,020
	(Pre-refunded to 1/01/10) - FGIC Insured

	Detroit, Michigan, Senior Lien Water Supply System Revenue Bonds, Series 2001A:
3,400	5.750%, 7/01/28 (Pre-refunded to 7/01/11) - FGIC Insured	7/11 at 101.00	AAA	3,979,156
770	5.250%, 7/01/33 (Pre-refunded to 7/01/11) - FGIC Insured	7/11 at 100.00	AAA	871,786

2,000	East Grand Rapids Public Schools, Kent County, Michigan, Unlimited Tax General Obligation School	5/09 at 100.00	AAA	2,288,720
	Building and Site Bonds, Series 2000, 6.000%, 5/01/29 (Pre-refunded to 5/01/09) - FSA Insured

2,000	Grand Rapids Township Economic Development Corporation, Michigan, Limited Obligation Revenue Bonds,	7/09 at 101.00	BBB+***	2,253,240
	Porter Hills Obligated Group, Cook Valley Estate Project, Series 1999, 5.450%, 7/01/29
	(Pre-refunded to 7/01/09)

1,000	Mancelona Public School District, Antrim and Kalkaska Counties, Michigan, General Obligation School	5/06 at 100.00	AAA	1,049,240
	Building and Site Bonds, Series 1997, 5.200%, 5/01/17 (Pre-refunded to 5/01/06) - FGIC Insured

1,000	Michigan, Certificates of Participation, New Center Development Inc., Series 2001, 5.375%, 9/01/21	9/11 at 100.00	AAA	1,137,070
	(Pre-refunded to 9/01/11) - MBIA Insured

	Michigan State Hospital Finance Authority, Revenue Bonds, Ascension Health Credit Group, Series
	1999A:
1,000	6.125%, 11/15/23 (Pre-refunded to 11/15/09) - MBIA Insured	11/09 at 101.00	AAA	1,166,650
2,500	6.125%, 11/15/26 (Pre-refunded to 11/15/09)	11/09 at 101.00	AAA	2,916,625

3,460	Michigan State Hospital Finance Authority, Revenue Refunding Bonds, St. John's Health System,	5/08 at 101.00	AAA	3,632,100
	Series 1998A, 5.000%, 5/15/28 - AMBAC Insured

250	Michigan South Central Power Agency, Power Supply System Revenue Bonds, Series 2000, 6.000%,	No Opt. Call	A3***	289,833
	5/01/12

1,100	Michigan Strategic Fund, Limited Obligation Revenue Refunding Bonds, Porter Hills Presbyterian	7/08 at 101.00	BBB+***	1,226,676
	Village, Series 1998, 5.375%, 7/01/28 (Pre-refunded to 7/01/08)

2,875	Milan Area Schools, Washtenaw and Monroe Counties, Michigan, General Obligation Bonds, Series	5/10 at 100.00	AAA	3,299,408
	2000A, 5.750%, 5/01/24 (Pre-refunded to 5/01/10) - FGIC Insured

1,000	Oakland University, Michigan, General Revenue Bonds, Series 1995, 5.750%, 5/15/15 (Pre-refunded to	5/05 at 102.00	AAA	1,041,490
	5/15/05) - MBIA Insured

4,000	Pinckney Community Schools, Livingston and Washtenaw Counties, Michigan, Unlimited Tax General	5/07 at 100.00	AAA	4,334,840
	Obligation School Building and Site Bonds, Series 1997, 5.500%, 5/01/27 (Pre-refunded to 5/01/07) -
	FGIC Insured

1,125	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2000B, 6.000%,	7/10 at 101.00	A***	1,311,525
	7/01/39 (Pre-refunded to 7/01/10)

1,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 1995X, 5.500%, 7/01/25	7/05 at 100.00	A-***	1,024,960
	(Pre-refunded to 7/01/05)

85	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 2002E, 6.000%,	No Opt. Call	BBB+***	101,968
	8/01/26

1,000	Rochester Community School District, Oakland and Macomb Counties, Michigan, General Obligation	5/10 at 100.00	AAA	1,147,620
	Bonds, Series 2000I, 5.750%, 5/01/19 (Pre-refunded to 5/01/10) - FGIC Insured

2,100	Romulus Community Schools, Wayne County, Michigan, Unlimited Tax General Obligation School Building	5/09 at 100.00	AAA	2,380,959
	and Site Bonds, Series 1999, 5.750%, 5/01/25 (Pre-refunded to 5/01/09) - FGIC Insured

2,600	West Bloomfield School District, Oakland County, Michigan, Unlimited Tax General Obligation School	5/10 at 100.00	AAA	3,003,572
	Building and Site Bonds, Series 2000, 5.900%, 5/01/18 (Pre-refunded to 5/01/10) - FGIC Insured

	Utilities - 12.0% (8.0% of Total Investments)

3,000	Michigan Public Power Agency, Revenue Bonds, Combustion Turbine 1 Project, Series 2001A, 5.250%,	1/12 at 100.00	AAA	3,169,740
	1/01/27 - AMBAC Insured

3,225	Michigan South Central Power Agency, Power Supply System Revenue Bonds, Series 2000, 6.000%,	No Opt. Call	A3	3,611,903
	5/01/12

3,630	Michigan Strategic Fund, Limited Obligation Revenue Refunding Bonds, Detroit Edison Company, Series	No Opt. Call	AAA	4,823,617
	1991BB, 7.000%, 5/01/21 - AMBAC Insured

2,000	Michigan Strategic Fund, Limited Obligation Pollution Control Revenue Refunding Bonds, Detroit Edison	No Opt. Call	Aaa	2,171,100
	Company, Series 1995CC, 4.850%, 9/01/30 (Mandatory put 9/01/11)

4,000	Michigan Strategic Fund, Collateralized Limited Obligation Pollution Control Revenue Refunding	9/11 at 100.00	A-	4,145,280
	Bonds, Detroit Edison Company, Series 2001C, 5.450%, 9/01/29

3,000	Michigan Strategic Fund, Limited Obligation Revenue Refunding Bonds, Detroit Edison Company, Series	12/12 at 100.00	AAA	3,141,300
	2002C, 5.450%, 12/15/32 (Alternative Minimum Tax) - XLCA Insured

1,000	Michigan Strategic Fund, Collateralized Limited Obligation Pollution Control Revenue Refunding	9/09 at 102.00	AAA	1,052,260
	Bonds, Detroit Edison Company, Series 1999A, 5.550%, 9/01/29 (Alternative Minimum Tax) - MBIA
	Insured

400	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2000HH, 5.250%, 7/01/29 - FSA	7/10 at 101.00	AAA	424,452
	Insured

	Water and Sewer - 9.5% (6.3% of Total Investments)

1,500	Detroit, Michigan, Sewerage Disposal System Revenue Refunding Bonds, Series 1995B, 5.250%, 7/01/21 -	7/05 at 101.00	AAA	1,541,205
	MBIA Insured

1,730	Detroit, Michigan, Sewerage Disposal System Revenue Bonds, Series 1997A, 5.000%, 7/01/22 - MBIA	7/07 at 101.00	AAA	1,833,298
	Insured

1,500	Detroit, Michigan, Senior Lien Sewerage Disposal System Revenue Bonds, Series 2001B, 5.500%,	No Opt. Call	AAA	1,713,510
	7/01/29 - FGIC Insured

2,000	Detroit, Michigan, Senior Lien Sewerage Disposal System Revenue Refunding Bonds, Series 2003A,	7/13 at 100.00	AAA	2,170,420
	5.000%, 7/01/17 - FSA Insured

	Detroit, Michigan, Senior Lien Water Supply System Revenue Bonds, Series 2003A:
4,025	5.000%, 7/01/24 - MBIA Insured	7/13 at 100.00	AAA	4,210,593
3,000	5.000%, 7/01/25 - MBIA Insured	7/13 at 100.00	AAA	3,129,540

730	Detroit, Michigan, Senior Lien Water Supply System Revenue Bonds, Series 2001A, 5.250%, 7/01/33 -	7/11 at 100.00	AAA	771,114
	FGIC Insured

	Muskegon Heights, Muskegon County, Michigan, Water Supply System Revenue Bonds, Series 2000A:
1,040	5.625%, 11/01/25 - MBIA Insured	11/10 at 100.00	Aaa	1,154,607
1,160	5.625%, 11/01/30 - MBIA Insured	11/10 at 100.00	Aaa	1,282,356

$268,162	Total Long-Term Investments (cost $259,294,396) - 149.4%			281,030,012

	Other Assets Less Liabilities - 0.6%			1,112,770

	Preferred Shares, at Liquidation Value - (50.0)%			(94,000,000)

	Net Assets Applicable to Common Shares - 100%			$188,142,782

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
**	Ratings: Using the higher of Standard & Poor's or Moody's rating.
***	Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.
N/R	Investment is not rated.
(WI)	Security purchased on a when-issued basis.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on security transactions.

At October 31, 2004, the cost of investments was $259,389,129.

Gross unrealized appreciation and gross unrealized depreciation of investments at October 31, 2004, were as follows:

Gross unrealized:
Appreciation	$22,403,578
Depreciation	(762,695)

Net unrealized appreciation of investments	$21,640,883

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Michigan Quality Income Municipal Fund, Inc.

By (Signature and Title)*          /s/ Jessica R. Droeger--Vice President and Secretary

Date         12/28/04

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman--Chief Administrative Officer (Principal Executive Officer)

Date         12/28/04

By (Signature and Title)*         /s/ Stephen D. Foy--Vice President and Controller (Principal Financial Officer)

Date         12/28/04

* Print the name and title of each signing officer under his or her signature.